As filed with the Securities and Exchange Commission on August 8, 2000.

                                          1933 Act Registration No.
                                                                     -----------
                                          1940 Act Registration No.
                                                                     -----------


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]

         Pre-Effective Amendment No.                                   [ ]
                                    -----
         Post-Effective Amendment No.                                  [ ]
                                    -----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]

         Amendment No.
                                    -----

JNL INVESTORS SERIES TRUST
--------------------------------------------------------------------------------
         (Exact Name of Registrant as Specified in Charter)

5901 Executive Drive, Lansing, MI  48911
--------------------------------------------------------------------------------
         (Address of Principal Executive Offices)             (Zip Code)

Registrant's Telephone Number, including Area Code:  (517) 394-3400

Thomas J. Meyer, Esq.               with a copy to:
JNL Investors Series Trust
Vice President & Counsel            Blazzard, Grodd & Hasenauer P.C.
5901 Executive Drive                P.O. Box 5108
Lansing, Michigan  48911            Westport, Connecticut  06881
         (Name and Address of Agent for Service)

Approximate date of proposed public offering:
(Upon the effective date of this Registration Statement)

Title of Securities Being Registered:  shares

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                           JNL INVESTORS SERIES TRUST
                    REFERENCE TO ITEMS REQUIRED BY FORM N-1A

                                                 Caption in Prospectus or
                                                 Statement of Additional
                                                 Information relating to
N-1A Item                                        each Item

Part A.  Information Required in a Prospectus    Prospectus

1.   Front and Back Cover Pages                  Front and Back Cover Pages

2.   Risk/Return Summary:  Investments,          About the JNL Money Market Fund
     Risks, and Performance

3.   Risk/Return Summary:  Fee Table             Not Applicable

4.   Investment Objectives, Principal            About JNL Money Market Fund
     Investment Strategies, and Related Risks

5.   Management's Discussion of Fund             Not Applicable
     Performance

6.   Management, Organization and Capital        Management of the Trust;
     Structure                                   About the JNL Money Market Fund

7.   Shareholder Information                     Investment of Trust Shares;
                                                 Share Redemption; Tax Status

8.   Distribution Arrangements                   Not Applicable

9.   Financial Highlights Information            Financial Highlights


         Information Required in a Statement of  Statement of
Part B.  Additional Information                  Additional Information

10.  Cover Page and Table Of Contents            Cover Page and Table of
                                                 Contents

11.  Fund History                                General Information and History

12.  Description of the Fund and Its             Common Types of Investments and
     Investments and Risks                       Management Practices;
                                                 Additional Risk Considerations;
                                                 Investment Restrictions
                                                 Applicable to All Series

13.  Management of the Fund                      Management of the Trust

14.  Control Persons and Principal Holders       Management of the Trust
     of Securities

15.  Investment Advisory and Other Services      Investment Advisory and Other
                                                 Services

16.  Brokerage Allocation and Other Practices    Investment Advisory and Other
                                                 Services

17.  Capital Stock and Other Securities          Purchases, Redemptions and
                                                 Pricing of Shares; Additional
                                                 Information

18.  Purchase, Redemption and Pricing of         Purchases, Redemptions and
     Shares                                      Pricing of Shares

19.  Taxation of the Fund                        Tax Status

20.  Underwriters                                Not Applicable

21.  Calculation of Performance Data             Performance

22.  Financial Statements                        Financial Statements

Part C.

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                           JNL INVESTORS SERIES TRUST



                                   PROSPECTUS

                                 _________, 2000

                           JNL INVESTORS SERIES TRUST
                 5901 Executive Drive o Lansing, Michigan 48911

This Prospectus provides you with the basic information you should know before investing in the JNL Investors Series Trust (Trust).

The Trust currently offers shares in the following Fund:





JNL Money Market Fund







THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SECURITIES, OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

For more detailed information about the Trust and the Fund, see the Trust's Statement of Additional Information (SAI), which is incorporated by reference into this prospectus.
                                 ---------------

                                TABLE OF CONTENTS

I.   ABOUT JNL MONEY MARKET FUND

INCLUDES A DESCRIPTION OF THE FUND, ITS INVESTMENT STRATEGIES AND PRINCIPAL RISKS; EXPENSES; AND MANAGEMENT OF THE FUND.

II.  MANAGEMENT OF THE TRUST

MANAGEMENT OF THE FUND; FUND EXPENSES; SUB-ADVISORY ARRANGEMENT; HOW SHARES ARE PRICED; SHARE REDEMPTION; AND TAX STATUS.

III. FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES WILL HELP YOU UNDERSTAND A FUND'S FINANCIAL PERFORMANCE FOR THE PAST FIVE YEARS, OR FOR THE SHORTER LIFE OF THE FUND.

                           ABOUT JNL MONEY MARKET FUND


JNL MONEY MARKET FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL Money Market Fund is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

PRINCIPAL INVESTMENT STRATEGIES. The Fund invests in the following types of high quality, U.S. dollar-denominated money market instruments that mature in 397 days or less.

          o Obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies and instrumentalities;

          o Obligations, such as time deposits, certificates of deposit and bankers acceptances, issued by U.S. banks and savings banks that are members of the Federal Deposit Insurance Corporation, including their foreign branches and foreign subsidiaries, and issued by domestic and foreign branches of foreign banks;

          o Corporate obligations, including commercial paper, of domestic and foreign issuers;

          o Obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and

          o Repurchase agreements on obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The sub-adviser manages the Fund to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, including those as to quality, diversification and maturity. The Fund may invest more than 25% of its assets in the U.S. banking industry.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the Fund. A variety of factors may influence its investment performance, such as:

         o Market risk. Fixed income securities in general are subject to credit risk and market risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer's credit quality deteriorates. Market risk, also known as interest rate risk, is the risk that interest rates will rise and the value of bonds, including those held by the Fund, will fall. A broad-based market drop may also cause a bond's price to fall.

o Risk of Investment in Banking Industry. Because the Fund may invest more than 25% of total assets in securities issued by U.S. banks, its performance could be affected by factors influencing the health of the banking industry. These may include economic trends, industry competition and governmental actions, as well as factors affecting the financial stability of borrowers. The bank securities in which the Fund may invest typically are not insured by the federal government. Securities that do not represent deposits have lower priority in the bank's capital structure than those that do.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The Fund will commence investment operations on or about the date of this prospectus. Therefore a bar chart and table have not been included for this Fund.

SHAREHOLDER  TRANSACTION  EXPENSES  (FEES PAID DIRECTLY FROM YOUR  INVESTMENT) -
NONE

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                           SERVICE CLASS    INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
MANAGEMENT                                     0.25%                  0.25%
--------------------------------------------------------------------------------
ADMINISTRATION FEES                            0.25%                  0.10%
--------------------------------------------------------------------------------
OTHER
EXPENSES                                          0%                     0%
--------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                      0.50%                     -
--------------------------------------------------------------------------------
TOTAL FUND ANNUAL OPERATING EXPENSES           1.00%                  0.35%
--------------------------------------------------------------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
EXPENSE EXAMPLE                                  SERVICE CLASS
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
1 Year
--------------------------------------------------------------------------------
3 Years
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the JNL Money Market Fund is PPM America, Inc. (PPM), which is located at 225 West Wacker Drive, Chicago, Illinois 60606. PPM, an affiliate of the investment adviser to the Fund, manages assets of Jackson National Life Insurance Company and of other affiliated companies.

PPM supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. PPM utilizes teams of investment professionals acting together to manage the assets of the Fund. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund's investment objectives.

MORE ABOUT THE INVESTMENT OBJECTIVES OF THE FUND

The investment objectives of the Fund are not fundamental and may be changed by the Trustees without shareholder approval.

                             MANAGEMENT OF THE TRUST

INVESTMENT ADVISER

Under Massachusetts law and the Trust's Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of the Trustees.

Jackson National Financial Services, LLC (JNFS), 5901 Executive Drive, Lansing, Michigan 48911, is the investment adviser to the Trust and provides the Trust with professional investment supervision and management. JNFS is a wholly owned subsidiary of Jackson National Life Insurance Company (JNL), which is in turn wholly owned by Prudential plc, a life insurance company in the United Kingdom.

MANAGEMENT FEE

As compensation for its services, JNFS receives a fee from the Fund of 0.25% of the Fund's average daily net assets, accrued daily and payable monthly.

SUB-ADVISORY ARRANGEMENTS

JNFS selects, contracts with and compensates the sub-adviser to manage the investment and reinvestment of the assets of the Fund. JNFS monitors the compliance of such sub-adviser with the investment objectives and related policies of the Fund and reviews the performance of such sub-adviser and reports periodically on such performance to the Trustees of the Trust.

Under the terms of the Sub-Advisory Agreement with JNFS, the sub-adviser manages the investment and reinvestment of the assets of the Fund, subject to the supervision of the Trustees of the Trust. The sub-adviser formulates a continuous investment program for the Fund consistent with its investment objectives and policies outlined in this Prospectus. The sub-adviser implements such programs by purchases and sales of securities and regularly reports to JNFS and the Trustees of the Trust with respect to the implementation of such programs.

As compensation for its services, the sub-adviser receives a fee from JNFS, stated as an annual percentage of the net assets of the Fund. The SAI contains a schedule of the management fees JNFS currently is obligated to pay the sub-adviser out of the advisory fee it receives from the Fund.

                               ADMINISTRATIVE FEE

In addition to the investment advisory fee, the Fund pays an Administrative Fee of .25% of the average daily net assets for the Service Class and 0.10% for the Institutional Class. In return for the fee, JNFS provides or procures all necessary administrative functions and services for the operation of the Fund. In addition, JNFS, at its own expense, arranges for legal, audit, transfer agency, fund accounting, custody, printing and mailing, and all other services necessary for the operation of the Fund. The Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.

                              HOW SHARES ARE PRICED

The Fund's net asset value is expected to be constant at $1.00 per share, although this is not guaranteed. The net asset value per share of the Fund is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open. The net asset value per share is calculated by adding the value of all securities and other assets of the Fund, deducting its liabilities, and dividing by the number of shares outstanding. The Fund is valued at the amortized cost of its assets, no matter what the quoted price of the Fund's securities may be.

All investments in the Fund are credited to the shareholder's account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

                                    PURCHASES

If you own or are considering purchasing fund shares through a bank, broker-dealer, insurance company or other financial intermediary, your ability to purchase, exchange or redeem shares will depend on your agreement with and the policies of such financial intermediary. You may reach one of our
Institutional Service Representatives by calling ___________ to request information about our fund and services, to obtain a current prospectus or to get answers to any questions about our fund that you are unable to obtain through your plan administrator or financial intermediary.

                                SHARE REDEMPTION

Redemptions are processed on any day on which the Fund is open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Fund's transfer agent.

The Fund may suspend the right of redemption only under the following unusual circumstances:

          o when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

          o when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

          o during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

                        FUND DISTRIBUTIONS AND TAX ISSUES

Investors who buy shares of the Fund should be aware of some important tax issues. For example, the Fund distributes DIVIDENDS of ordinary income and any realized net CAPITAL GAINS to shareholders. These distributions are subject to taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (IRA), or some other qualified tax-deferred plan or account.

The following briefly discusses some of the important tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax advisor.

DISTRIBUTIONS

The Fund distributes DIVIDENDS of any net investment income to shareholders every month. The dividends you receive from the Fund will be taxed as ORDINARY INCOME, whether or not they are reinvested in the Fund.

Although the Fund is not likely to realize capital gains because of the types of securities we purchase, any realized net CAPITAL GAINS will be paid to shareholders (typically once a year). Capital gains are generated when the Fund sells assets for a profit.

For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. If you ask us to pay the distributions in cash, we will send you a check instead of purchasing more shares of the Fund. Either way, the distributions are subject to taxes, unless your shares are held in a qualified tax-deferred plan or account.

TAX ISSUES
Form 1099

Every year, you will receive a Form 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year. If you own shares of the Fund as part of a qualified tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099. However, you will receive a form 1099 when you take any distributions from your qualified tax-deferred plan or account.

Fund distributions are generally taxable in the year they are received, except where we declare certain dividends in December of a calendar year but actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year.

WITHHOLDING TAXES

If federal law requires you to provide the Fund with your tax identification number and certifications as to your tax status, and you fail to do so, or if you are otherwise subject to back-up withholding, we will withhold and pay to the U.S. Treasury 31% of your distributions. Dividends of net investment income and short-term capital gains paid to a NONRESIDENT FOREIGN SHAREHOLDER generally will be subject to a U.S. withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.


                       PLAN OF DISTRIBUTION (12B-1 PLANS)

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 that allows the Fund to pay asset-based sales charges or distribution and service fees in connection with the distribution of its shares. The JNL Money Market Fund (Service Class) pays these fees in the amount of 0.50% as a percent of aggregate daily net assets. Because these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees.

                              FINANCIAL HIGHLIGHTS

The financial highlights information for the Fund is not included in the prospectus because the Fund had not commenced investment operations as of the effective date of this prospectus.

                                   PROSPECTUS

                                 _________, 2000

                           JNL INVESTORS SERIES TRUST

You can find more information about the Trust in:

         o The Trust's STATEMENT OF ADDITIONAL INFORMATION (SAI) dated______, 2000, which contains further information about the Trust and the Fund, particularly its investment practices and restrictions. The current SAI is on file with the Securities and Exchange Commission
              (SEC) and is incorporated into the Prospectus by reference (which means the SAI is legally part of the Prospectus).

         o The Trust's ANNUAL AND SEMI-ANNUAL REPORTS to shareholders, which show the Fund's actual investments and include financial statements as of the close of the particular annual or semi-annual period. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Fund's performance during the year covered by the report.

You can obtain a copy of the current SAI or the most recent Annual or Semi-Annual Reports without charge, or make other inquiries, by calling
______________,  or writing  the JNL  Investors  Series  Trust  Service  Center,
_________________.

You can also obtain information about the Trust (including its current SAI and most recent Annual and Semi-Annual Reports) from the SEC's Internet site (http://www.sec.gov), by electronic request (publicinfo@sec.gov) or by writing the SEC's Public Reference Section Washington, D.C., 20549-0102. You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-942-8090.

                                        The Trust's SEC file number is: xxxxxxxx

                       STATEMENT OF ADDITIONAL INFORMATION

                               _____________, 2000

                              JNL MONEY MARKET FUND



================================================================================

         This Statement of Additional Information (the "SAI") is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the JNL Money Market Fund Prospectus dated _______, 2000 (the "Prospectus"). The Prospectus may be obtained at no charge by calling (800) 766-4683, or writing JNL Investors Series Trust, ___________________________.
================================================================================



                                TABLE OF CONTENTS

         General Information and History ................................... 2
         Common Types of Investments and Management Practices .............. 2
         Additional Risk Considerations ....................................
         Investment Restrictions Applicable to the Fund ....................
         Trustees and Officers of the Trust ................................
         Performance .......................................................
         Investment Adviser and Other Services .............................
         Purchases, Redemptions and Pricing of Shares ......................
         Additional Information ............................................
         Tax Status ........................................................
         Financial Statements ..............................................
         Appendix A - Ratings of Investments ...............................

                         GENERAL INFORMATION AND HISTORY

         The JNL Investors Series Trust (the "Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust dated July 28, 2000. Currently the Trust offers shares in one fund: JNL Money Market Fund (Service Class and Institutional Class).

              COMMON TYPES OF INVESTMENTS AND MANAGEMENT PRACTICES

         This section describes some of the types of securities the Fund may hold in its portfolio and the various kinds of investment practices that may be used in day-to-day portfolio management. The Fund may invest in the following securities or engage in the following practices to the extent that such securities and practices are consistent with the Fund's investment objective(s) and policies described in the Prospectus and in this SAI.

ASSET-BACKED SECURITIES. The Fund may invest in asset-backed securities, which include mortgage-backed securities. Asset-backed securities represent interests in pools of consumer loans and most are structured as pass-through securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. A sub-adviser considers estimated prepayment rates in calculating the average weighted maturities of the Fund. Unscheduled prepayments are more likely to accelerate during periods of declining long-term interest rates. In the event of a prepayment during a period of declining interest rates, the Fund may be required to invest the unanticipated proceeds at a lower interest rate. Prepayments during such periods will also limit the Fund's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

         Asset-backed securities may be classified as pass-through certificates or collateralized obligations. Pass-through certificates are asset-backed securities that represent an undivided fractional ownership interest in an underlying pool of assets. Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof directly bear the risk of any defaults by the obligors on the underlying assets not covered by any credit support.

         Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such assets are most often trade, credit card or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders hereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

BANK OBLIGATIONS. The Fund may invest in bank obligations, which include certificates of deposit, bankers' acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates. The Fund may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.

BORROWING AND LENDING. The Fund may borrow money from banks for temporary or emergency purposes in amounts up to 25% of its total assets. To secure borrowings, a Fund may mortgage or pledge securities in amounts up to 15% of its net assets.

CASH POSITION. The Fund may hold a certain portion of its assets in repurchase agreements, but the Fund will primarily hold positions in money market securities maturing in one year or less that are rated in one of the two highest rating categories by a nationally recognized statistical rating organization.

COMMERCIAL PAPER. The Fund may invest in commercial paper.  Commercial paper are
short-term  promissory  notes  issued  by  corporations   primarily  to  finance
short-term credit needs. Certain notes may have floating or variable rates.

DIVERSIFICATION. The Fund is a diversified company, as such term is defined under the Investment Company Act of 1940, as amended (the "1940 Act"). A Fund that is a diversified company under the 1940 Act will have at least 75% of the value of its total assets represented by:

o        cash and cash items (including receivables),
o        Government securities,
o        securities of other investment companies, and
o other securities limited in respect to any one issuer to not more than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer.

         These percentage limitations are measured at the time that the Fund acquires a security, and the Fund will not lose its diversification status if the Fund's holdings exceed these percentages because of post-acquisition changes in security prices.

FLOATING RATE OBLIGATIONS. The Fund may purchase floating rate obligations, including floating rate demand notes and bonds. The Fund may invest in floating rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. The Fund may also purchase floating rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice.

ILLIQUID SECURITIES. The Fund may hold illiquid investments. Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Illiquid investments generally include: repurchase agreements not terminable within seven days and securities for which market quotations are not readily available.

U.S. GOVERNMENT SECURITIES. U.S. Government securities are issued or guaranteed as to principal and interest by U.S. Government agencies or instrumentalities. These include securities issued by the Federal National Mortgage Association
(Fannie Mae), Government National Mortgage Association (Ginnie Mae), Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Association, Student Loan Marketing Association, and the Tennessee Valley Authority. Some of these securities, such as those issued by Ginnie Mae, are supported by the full faith and credit of the U.S. Treasury; others, such as those of Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law.

U.S. GOVERNMENT OBLIGATIONS. U.S. Government obligations include bills, notes, bonds, and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

General

         The Fund will comply with Rule 2a-7 (the "Rule") under the Investment Company Act (the "Act"), as amended from time to time, including the diversification, quality and maturity limitations imposed by the Rule. To the extent that the Fund's limitations are more permissive than Rule 2a-7, the Fund will comply with the more restrictive provisions of the Rule.

         Currently, pursuant to Rule 2a-7, the Fund may invest only in U.S. dollar-denominated "Eligible Securities" (as that term is defined in the Rule) that have been determined by the Adviser to present minimal credit risks pursuant to procedures approved by the Trustees. Generally, an Eligible Security is a security that (i) has a remaining maturity of 397 days or less and (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by two nationally recognized statistical rating organizations ("NRSROS") or, if only one NRSRO has issued a rating, by that NRSRO (the "requisite NRSRO"). An unrated security may also be an Eligible Security if the Adviser determines that it is of comparable quality to a rated Eligible Security pursuant to the guidelines approved by the Trustees. A description of the ratings of some NRSROs appears in the Appendix attached hereto. Securities in which the Fund invests may be subject to liquidity or credit enhancements. These securities are generally considered to be Eligible Securities if the enhancement or the issuer of the enhancement has received the appropriate rating from the requisite NRSROs.

         Under Rule 2a-7 the Fund may not invest more than five percent of its assets in the securities of any one issuer other than the United States Government, its agencies and instrumentalities. A first tier security is an Eligible Security that has received a short-term rating from the requisite NRSROs in the highest short-term rating category for debt obligations, or is an unrated security deemed to be of comparable quality. Government securities are also considered to be first tier securities. In addition, the Fund may not invest in a security that has received, or is deemed comparable in quality to a security that has received the second highest rating by the requisite number of NRSROs (a "second tier security") if immediately after the acquisition thereof the Fund would have invested more than (i) the greater of one percent of its total assets or one million dollars in securities issued by that issuer which are second tier securities, or (ii) five percent of its total assets in second tier securities.

         It is the policy of the Fund to use its best efforts to maintain a constant per share price equal to $1.00. The portfolio instruments of the Fund are valued on the basis of amortized cost. This involves valuing an instrument at its cost initially, and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

         The Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of thirteen months or less, and invest only in securities determined by the Trustees to be of high quality with minimal credit risk. In accordance with the Rules the Trustees have established procedures designed to stabilize, to the extent reasonably practicable, the Fund price per share as computed for the purpose of sales and redemptions at $1.00.

                            INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES. The Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Fund, or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy. Unless otherwise indicated, all restrictions apply at the time of investment.

         (1) The Fund is a "diversified company," as such term is defined under the 1940 Act.

         (2) The Fund may not invest more than 25% of the value of its respective assets in any particular industry provided that for the purposes of this restriction there is no limitation with respect to investment in securities issued or guaranteed by the United States Government, its agencies or instrumentalities, certificates of deposit, bankers' acceptances and interest bearing savings deposits.

         (3) The Fund may not invest directly in real estate or interests in real estate; however, the Fund may own debt securities issued by companies engaged in those businesses.

         (4) The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

         (5) The Fund may not act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund.

         (6) The Fund may not invest more than 10% of the Fund's net assets in illiquid securities. This limitation does not apply to securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or Commercial Paper issued in reliance upon the exemption from registration contained in Section 4(2) of that Act, which have been determined to be liquid in accordance with guidelines established by the Board of Trustees.

         (7) The Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of its respective total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of the Fund's total assets by reason of a decline in net assets, the Fund will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements.

OPERATING POLICIES. The Trustees have adopted additional investment restrictions for the Fund. These restrictions are operating policies of the Fund and may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

        (a) The Fund may invest more than 25% of its assets in the domestic banking industry.




                       TRUSTEES AND OFFICERS OF THE TRUST

         The officers of the Trust manage its day to day operations and are responsible to the Trust's Board of Trustees. The Trustees set broad policies for the Fund and choose the Trust's officers. The following is a list of the Trustees and officers of the Trust and a statement of their present positions and principal occupations during the past five years.

For purposes of this section, the term "Fund Complex" includes each of the following investment companies: JNL Series Trust, JNL Investors Series Trust, JNL Variable Fund LLC, JNL Variable Fund III LLC, JNL Variable Fund IV LLC, JNL Variable Fund V LLC, JNLNY Variable Fund I LLC, and JNLNY Variable Fund II LLC. Each of the Trustees is also a Trustee or Manager of one or more of the other funds in the Fund Complex and each of the Trust's officers is also an officer of one or more of the funds in the Fund Complex.

ANDREW B. HOPPING* (Age 41), 5901 Executive Drive, Lansing, Michigan 48911 Trustee of the Trust and Member of the Board of Managers of each of the other funds in the Fund Complex
President and Chief Executive Officer of the Trust and each of the other funds in the Fund Complex JNL Series Trust, Vice President (8/96 to 8/97)
JNL Series Trust, Treasurer (8/96 to 8/97)
JNL Series Trust, Chief Financial Officer (8/96 to 8/97)
Jackson National Life Distributors, Inc., Treasurer (1/98 to present)
Jackson National Financial Services, LLC, President and Managing Board Member
  (3/98 to present)
Jackson National Life Insurance Company, Executive Vice President
  (7/98 to present)
Jackson National Life Insurance Company, Chief Financial Officer
  (12/97 to present)
Jackson National Life Insurance Company, Senior Vice President (6/94 to 7/98) National Planning Corporation, Vice President (5/98 to 7/98)
Jackson National Life Distributors, Inc., Chief Financial Officer and Vice
  President (7/97 to present)
National Planning Corporation, Director (6/97 to present)
Jackson National Financial Services, Inc., Chief Executive Officer and President
  (7/97 to 5/98)
Countrywide Credit, Executive Vice President (3/92 to 6/94)

MICHAEL BOUCHARD** (Age 44), 344 Fairfax, Birmingham, MI 48009
Member of the Board of Managers of the Fund and some of the other funds in the Fund Complex
Sheriff, Oakland County, Michigan (1/99 to present)
Senator; State of Michigan (1991 to 1999)

DOMINIC D'ANNUNZIO** (Age 62), 100 Siena Way, Unit 1204, Naples, FL 34119 Member of the Board of Managers of the Fund and some of the other funds in the Fund Complex
Acting Commissioner of Insurance for the State of Michigan, (8/97 to 5/98) Acting Commissioner of Insurance for the State of Michigan, (1/90 to 5/90) Acting Manager of Michigan State Accident Fund (9/89 to 12/89)
Deputy Commissioner of the Office of Financial Analysis and Examinations
  (4/89 to 8/97)
Deputy Commissioner of the Office of Market Standards (1/87 to 4/89)

MICHELLE ENGLER** (Age 42), 2520 Oxford Drive, Lansing, MI 48911
Member of the Board of Managers of the Fund and some of the other funds in the Fund Complex
First Lady of the State of Michigan (1991 to present)
Chair, Michigan Community Service Commission (1991 to present)

ROBERT A. FRITTS* (Age 51) 5901 Executive Drive, Lansing, Michigan 48911 Trustee of the Trust and Member of the Board of Managers of each of the other funds in the Fund Complex
Vice President, Treasurer and Chief Financial Officer of the Trust and each of the other funds in the Fund Complex
JNL Series Trust, Assistant Treasurer (2/96 to 8/97)
JNL Series Trust, Assistant Secretary (12/94 to 2/96)
Jackson National Life Insurance Company, Vice President and Controller
  (8/82 to present)

THOMAS J. MEYER (Age 53) 5901 Executive Drive, Lansing, Michigan 48911
Vice President, Secretary and Counsel of the Trust and each of the other funds in the Fund Complex
Jackson National Life Insurance Company, Senior Vice President (7/98 to present) Jackson National Life Insurance Company, Secretary (9/94 to present)
Jackson National Life Insurance Company, General Counsel (3/85 to present) Jackson National Life Insurance Company, Vice President (3/85 to 7/98)

MARK D. NERUD (Age 34) 225 West Wacker Drive, Suite 1200, Chicago, IL 60606 Vice President and Assistant Treasurer of the Trust and each of the other funds in the Fund Complex
Jackson National Financial Services, LLC, Chief Financial Officer
  (3/98 to present)
Jackson National Financial Services, LLC, Managing Board Member
  (3/98 to present)
National Planning Corporation, Vice President (5/98 to present)
Jackson National Life Distributors, Inc., Chief Operating Officer
  (7/97 to present)
Jackson National Financial Services, Inc., Director (1/98 to 5/98)
Jackson National Financial Services, Inc., Chief Operating Officer
  (6/97 to 5/98)
Jackson National Financial Services, Inc., Treasurer (6/97 to 5/98)
Jackson National Life Insurance Company, Vice President - Fund Accounting &
  Administration (1/00 to present)
Jackson National Life Insurance Company, Assistant Vice President - Mutual Fund
  Operations (4/97 to 12/99)
Jackson National Life Insurance Company, Assistant Controller (10/96 to 4/97) Jackson National Life Insurance Company, Senior Manager - Mutual Fund Operations
  (4/96 to 10/96)
Voyageur Asset Management Company, Manager - Mutual Fund Accounting
  (5/93 to 4/96)

SUSAN S. RHEE (Age 28), 5901 Executive Drive, Lansing, MI  48911
Assistant Secretary of the Trust and each of the other funds in the Fund Complex Jackson National Financial Services, LLC, Secretary
Jackson National Life Insurance Company, Senior Attorney (1/00 to present) Goldman, Sachs & Co., Associate (10/99 to 12/99)
Van Eck Associates Corporation, Staff Attorney (9/97 to 10/99)

-----------
*Trustees who are interested persons as defined in the Investment Company Act of 1940.

         As of_______, 2000, the officers and trustees of the Trust, as a group, owned less than 1% of the then outstanding shares of the Trust.

         The trustees who are "interested persons" and officers as designated above receive no compensation from the Trust. Disinterested Trustees will be paid $5,000 for each meeting of a fund in the Fund Complex that they attend. The fees to the disinterested Trustees are paid by JNFS.

                                   PERFORMANCE

         The Fund's historical performance may be shown in the form of yield. These performance measures are described below.

         Yield is a measure of the net investment income per share earned over a seven-day period expressed as a percentage of the net asset value.

         The Fund's yield is computed in accordance with a standardized method prescribed by rules of the SEC. This yield is a measure of the net dividend and interest income earned over a specific seven-day period expressed as a percentage of the offering price of the Fund. The yield is an annualized figure, which means that it is assumed that the Fund generates the same level of net income over a 52-week period. Under this method, the current yield quotation is based on a seven-day period and is computed as follows. The first calculation is net investment income per share; which is accrued interest on portfolio securities, plus or minus amortized discount or premium, plus or minus realized short term gains/losses, less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period (base period return). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculation.

         The Fund's effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +
1)365/7 - 1. Current yield information can be obtained by a recorded message by telephoning toll free at _________________.

         The Fund's performance quotations are based upon historical results and are not necessarily representative of future performance. The Fund seeks to maintain a $1.00 net asset value per share. Factors affecting the Fund's performance include general market conditions, operating expenses and investment management. Shares of a Fund are redeemable at the then current net asset value, which may be more or less than original cost.

         The performance of the Fund may be compared to the performance of other mutual funds or mutual fund indices with similar objectives and policies as reported by Lipper Analytical Services, Inc. (Lipper), CDA Investment Technologies, Inc. (CDA) or Donoghue's Money Fund Report. Lipper and CDA performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges. The Fund's performance may also be compared to that of the Merrill Lynch Treasury Bill Index (3 month). No adjustments are made for taxes payable on dividends. Lipper and CDA are widely recognized independent mutual fund reporting services. Lipper and CDA indices are weighted performance averages of other mutual funds with similar investment objectives.

         From time to time, the Fund also may quote information from publications including, but not limited to, the following: Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, The New York Times, USA Today, Institutional Investor and Registered Representative. Also, investors may want to compare the historical returns of various investments, performance indices of those investments or economic indicators, including but not limited to stocks, bonds, certificates of deposit and other bank products, money market funds and U.S. Treasury obligations. Certain of these alternative investments may offer fixed rates of return and guaranteed principal, and may be insured. Economic indicators may include, without limitation, indicators of market rate trends and cost of funds, such as Federal Home Loan Bank Board 11th District Cost of Funds Index (COFI).

                      INVESTMENT ADVISER AND OTHER SERVICES

         Jackson  National  Financial  Services,  LLC ("JNFS"),  5901  Executive
Drive, Lansing, Michigan 48911, is the investment adviser to the Trust. As investment adviser, JNFS provides the Trust with professional investment supervision and management. JNFS is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential plc, a life insurance company in the United Kingdom.

         JNFS acts as investment adviser to the Trust pursuant to an Investment Advisory and Management Agreement.

         The Investment Advisory and Management Agreement continues in effect for the Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by (i) a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Trust, and (ii) the shareholders of the Fund or the Board of Trustees. It may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding shares of the Fund with respect to that Fund, and will terminate automatically upon assignment. Additional Funds may be subject to a different agreement. The Investment Advisory and Management Agreement provides that JNFS shall not be liable for any error of judgment, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of JNFS in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement. As compensation for its services, the Fund pays JNFS a fee as described in the Prospectus.

         In addition to providing the services described above, JNFS selects, contracts with and compensates the sub-adviser to manage the investment and reinvestment of the assets of the Fund. JNFS monitors the compliance of the sub-adviser with the investment objectives and related policies of the Fund and reviews the performance of the sub-adviser and reports periodically on such performance to the Trustees of the Trust.

         PPM America, Inc. (PPM), which is located at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, serves as sub-adviser to the JNL Money Market Fund. PPM, an affiliate of JNFS, is a wholly owned subsidiary of Prudential Portfolio Managers Ltd. (PPM Ltd.), an investment management company engaged in global money management, which is in turn wholly owned by Prudential plc.

         As compensation for its services, the sub-adviser receives a fee from JNFS. The fee is calculated based on average net assets of the Fund. The management fee JNFS is currently obligated to pay the sub-adviser out of the advisory fee it receives from the Fund is as follows:

JNL Money Market Fund          $0 to $200 million .......................  0.10%
                               Over $200 million ........................  0.07%

         The sub-advisory fee payable by JNFS to the sub-adviser may be reduced as agreed to by the parties from time to time.

         Subject to the supervision of JNFS and the Trustees pursuant to an investment sub-advisory agreement entered into between JNFS and the sub-adviser, the sub-adviser invests and reinvests the Fund's assets consistent with the Fund's investment objectives and policies. The investment sub-advisory agreement continues in effect for the Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Fund and by the shareholders of the Fund or the Board of Trustees. It may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding shares of a Fund with respect to that Fund, and will terminate automatically upon assignment or upon the termination of the investment management agreement between JNFS and the Fund. Additional Funds may be subject to a different agreement.

ADMINISTRATIVE FEE. The Service Class of the Fund pays to JNFS an Administrative Fee of 0.25% of the average daily net assets and the Institutional Class pays an Administrative Fee of 0.10% of the average daily net assets. In return for the fee, JNFS provides or procures all necessary administrative functions and services for the operation of the Fund. In addition, JNFS, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody, registration fees (Blue Sky), printing and mailing, and all other services necessary for the operation of the Fund. The Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.

DISTRIBUTION SERVICES. Shares of the Fund are offered on a continuous basis and are distributed through Jackson National Life Distributors, Inc., 401 Wilshire Boulevard, Suite 1200, Santa Monica, CA 90401 (the "Distributor"), a wholly-owned subsidiary of Jackson National Life Insurance Company. The Trustees of the Trust have approved a Distribution Agreement (the "Agreement") appointing the Distributor as distributor of the shares of the Fund. The Agreement for the Fund was approved by the Trustees on August 10, 2000.

Rule 12b-1, adopted by the Commission under the 1940 Act, permits an investment company to directly or indirectly pay expenses associated with the distribution of its shares in accordance with a duly adopted and approved plan. The Agreement with the Distributor includes a 12b-1 Plan (the "Plan"). Pursuant to the Plan, the Service Class of the Fund pays to the Distributor a 12b-1 fee of 0.50% of the Fund's average daily net assets attributable to the Service Class.

Payments under the Agreement are used in their entirety for (i) payments to broker-dealers and other financial intermediaries, including National Planning Corporation and SII Investments Inc., affiliates of the Adviser, for distribution assistance and (ii) otherwise promoting the sale of shares of the Fund such as by paying for the preparation, printing and distribution of prospectuses and other promotional materials sent to existing and prospective shareholders. In approving this Agreement, the Trustees determined that there would be a benefit to the Fund and its shareholders.

CUSTODIAN AND TRANSFER AGENT. The custodian has custody of all securities and cash of the Fund maintained in the United States and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Trust. Boston Safe Deposit and Trust Company, One Boston Place, Boston, Massachusetts 02108, acts as custodian for the Fund.

         PFPC is the transfer agent and dividend-paying agent for the Fund.

INDEPENDENT ACCOUNTANTS. The Fund's independent accountants, PricewaterhouseCoopers LLP, 203 North LaSalle, Chicago, Illinois 60601, audit and report on the Fund's annual financial statements, and perform other professional accounting, auditing and advisory services when engaged to do so by the Fund.

CODE OF ETHICS. To mitigate the possibility that the Fund will be adversely affected by personal trading of employees, the Trust, JNFS and the sub-adviser have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes contain policies restricting securities trading in personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions. These Codes comply, in all material respects, with the recommendations of the Investment Company Institute. Employees subject to the Code of Ethics may invest in securities for their own investment accounts, including securities that may be purchased or held by the Fund.

                  PURCHASES, REDEMPTIONS AND PRICING OF SHARES

         Shares of the Fund may be purchased at their respective net asset values which is expected to be constant at $1.00 per share, although this price is not guaranteed. All investments in the Fund are credited to the shareholder's account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

          The securities of the Fund are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the 1940 Act. The net income of the JNL Money Market Fund is determined once each day, on which the NYSE is open, at the close of the regular trading session of the NYSE (normally 4:00 p.m., Eastern time, Monday through Friday). All the net income of the Fund, so determined, is declared as a dividend to shareholders of record at the time of such determination. Shares purchased become entitled to dividends declared as of the first day following the date of investment. Dividends are distributed in the form of additional shares of the Fund on the last business day of each month at the rate of one share (and fraction thereof) of the Fund for each one dollar (and fraction thereof) of dividend income.

         For this purpose, the net income of the Fund (from the time of the immediately preceding determination thereof) shall consist of: (a) all interest income accrued on the portfolio assets of the Fund, (b) less all actual and accrued expenses, and (c) plus or minus net realized gains and losses on the assets of the Fund determined in accordance with generally accepted accounting principles. Interest income includes discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity. Securities are valued at amortized cost which approximates market, which the Trustees have determined in good faith constitutes fair value for the purposes of complying with the 1940 Act.

         Because the net income of the JNL Money Market Fund is declared as a dividend each time the net income is determined, the net asset value per share (i.e., the value of the net assets of the Fund divided by the number of shares outstanding) remains at one dollar per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder's investment in the Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the Fund in its account. Pursuant to its objective of maintaining a fixed one dollar share price, the Fund will not purchase securities with a remaining maturity of more than 397 days and will maintain a dollar-weighted average portfolio maturity of 90 days or less.

         The Trust may suspend the right of redemption only under the following unusual circumstances: (a) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the Securities and Exchange Commission has by order permitted a suspension of redemption for the protection of shareholders.


                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund and to divide or combine such shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. The share of the Fund represents an equal proportionate interest in that Fund with each other share. The Trust reserves the right to create and issue any number of Fund shares. In that case, the shares of the Fund would participate equally in the earnings, dividends, and assets of the Fund. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

VOTING RIGHTS. Shareholders are entitled to one vote for each share held. All shares of the Trust have equal voting rights and may be voted in the election of Trustees and on other matters submitted to the vote of the shareholders. Shareholders' meetings ordinarily will not be held unless required by the 1940 Act. As permitted by Massachusetts law, there normally will be no shareholders' meetings for the purpose of electing Trustees unless and until such time as fewer than a majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trustees must call a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so by the record holders of 10% of the outstanding shares of the Trust. A Trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees, provided that immediately after the appointment of any successor Trustee, at least two-thirds of the Trustees have been elected by the shareholders. Shares do not have cumulative voting rights. Thus, holders of a majority of the shares voting for the election of Trustees can elect all the Trustees.

         Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse the shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust. The Trustees may, however, amend the Declaration of Trust without the vote or consent of shareholders to:

         o        designate Funds of the Trust; or

         o        change the name of the Trust; or

         o supply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision to conform the Declaration of Trust to the requirements of applicable federal or state regulations if they deem it necessary.

If not terminated by the vote or written consent of a majority of its outstanding shares, the Trust will continue indefinitely. Shares have no pre-emptive or conversion rights. Shares are fully paid and non-assessable.

SHAREHOLDER INQUIRIES. All inquiries regarding the Fund should be directed to the Fund at the telephone number or address shown on the back cover page of the Prospectus.

                       TAXES, DIVIDENDS AND DISTRIBUTIONS

         The Fund has elected to qualify, and the Fund intends to remain qualified, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. This relieves a fund (but not its shareholders) from paying federal income tax on income which is distributed to shareholders, and, if a fund did realize long-term capital gains, permits net capital gains of the fund (i.e., the excess of net long-term capital gains over net short-term capital losses) to be treated as long-term capital gains of the shareholders, regardless of how long shareholders have held their share in that fund.

         Qualification as a regulated investment company requires, among other things, that (a) at least 90% of a fund's annual gross income (without reduction for losses from the sale or other disposition of securities or foreign currencies) be derived form interest, dividends, payments with respect to securities loans, and gains from the sale or other disposition of securities or options thereon, or other income (including, but not limited to, gains from options) derived with respect to its business of investing in such securities;
(b) a fund must diversify its holdings, so that at the end of each quarter of the taxable year, (i) at least 50% of the market value of a fund's assets is represented by cash, U.S. Government obligations and other securities limited in respect of any one issuer to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations) and (c) the fund must distribute to its shareholders at least 90% of its net investment income and net short-term gains (i.e., the excess of net short-term capital gains over net long-term capital losses) in each year.

         Gains or losses on sales of securities by the Fund will be treated as long-term capital gains or losses if the securities have been held by it for more than one year. The Fund does not anticipate realizing long-term capital gains or losses. Other gains or losses on the sale of securities will be short-term capital gains or losses. In addition, debt securities acquired by the fund may be subject to original issue discount and market discount rules.

         The Fund is required to distribute 98% of its ordinary income in the same calendar year in which it is earned. The Fund is also required to distribute during the calendar year 98% of the capital gain net income it earned during the twelve months ending on October 31 of such calendar year, as well as all undistributed ordinary income and undistributed capital gain net income from the prior year or the twelve-month period ending on October 31 of such prior year, respectively. To the extent it does not meet these distribution requirements, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amount. For purposes of this excise tax, income on which the Fund pays income tax is treated as distributed. The Fund intends to make timely distributions in order to avoid this excise tax. For this purpose, dividends declared in October, November and December payable to shareholders of record on a specified date in October, November and December, and paid in the following January, will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in the prior year on dividends or distributions actually received in January of the following year.

         It is anticipated that the net asset value per share of the Fund will remain constant. However, if the net asset value per share fluctuates, a shareholder may realize gain or loss upon the disposition of a share. Distributions of net investment income and net short-term gains will be taxable to the shareholder at ordinary income rates regardless of whether the shareholder receives such distributions in additional shares or cash. Any gain or loss realized upon a sale or redemption of shares by a shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and otherwise as short-term capital gain or loss. Any such loss, however, although otherwise treated as short-term capital loss, will be long-term capital loss to the extent of any capital gain distributions received by the shareholder, if the shares have been held for six months or less. Furthermore, certain rules may apply which would limit the ability of the shareholder to recognize any loss if, for example, the shareholder replaced the shares within 30 days of the disposition of the shares. Because none of the Fund's net income is anticipated to arise from dividends on common or preferred stock, none of its distributions to shareholders will be eligible for the dividends received deduction for corporations under the Internal Revenue Code. Shareholders will be notified annually by the Fund as to the federal tax status of distributions made by the Fund.

Under the laws of certain states, distributions of net income may be taxable to shareholders as income even though a portion of such distributions may be derived from interest on U.S. Government obligations, which, if realized directly, would be exempt from state income taxes. Shareholders are advised to consult their tax advisers concerning the applications of state and local taxes.

FINANCIAL STATEMENTS

No financial statements for the Fund are included in the prospectus or in this Statement of Additional Information because the Fund will commence investment operations on or about the date of this Statement of Additional Information.

                      APPENDIX A -- RATINGS OF INVESTMENTS

MOODY'S INVESTORS SERVICE, INC.

COMMERCIAL PAPER RATINGS. The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. (Moody's). Among the factors considered by it in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer-acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1 or 2.

BOND RATINGS.
    AAA. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    AA. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    BAA. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

    BA. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    CAA. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

    CA. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


STANDARD & POOR'S RATINGS SERVICES

ISSUE CREDIT RATINGS DEFINITIONS. A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days - including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

LONG-TERM ISSUE CREDIT RATINGS. Issue credit ratings are based, in varying degrees, on the following considerations:

        1. Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
        2.  Nature of and provisions of the obligation;
        3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not confirm exactly with the category definition.

    AAA. An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

    AA. An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

    A. An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

    BBB. An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

    Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

    BB. An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

    B. An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

    CCC. An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

    CC.  An obligation rated CC is currently highly vulnerable to nonpayment.

    C. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

    D. An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

    PLUS (+) OR MINUS (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

    R. This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

SHORT-TERM ISSUE CREDIT RATINGS.
    A-1. A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

    A-2. A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

    A-3. A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

    B. A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

    C. A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

    D. A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

LOCAL CURRENCY AND FOREIGN CURRENCY RISKS. Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

                           JNL Investors Series Trust

                                     PART C
                                OTHER INFORMATION

Note: Items 23-30 have been answered with respect to all investment portfolios (Series) of the Registrant.

Item 23.  Exhibits

(a)      Agreement and Declaration of Trust of Registant, attached hereto.

(b)      By-laws of Registrant, to be filed by pre-effective amendment.

(c)      Not Applicable

(d)      (1)      Investment   Advisory   and   Management   Agreement   between
                  Registrant and Jackson National Financial Services, LLC, to be filed by pre-effective amendment.

         (2) Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and PPM America, Inc., to be filed by pre-effective amendment.

(e) Distribution Agreement between JNL Investors Series Trust and Jackson National Life Distributors, Inc., to be filed by pre-effective amendment.

(f)      Not Applicable.

(g) Custody Contract between Registrant and Boston Safe Deposit & Trust Company, to be filed by pre-effective amendment.

(h)      Administration   Agreement  between  Registrant  and  Jackson  National
         Financial Services, LLC, to be filed by pre-effective amendment.

(i)      Consent of Counsel, to be filed by pre-effective amendment.

(j)      Consent of Auditor, to be filed by pre-effective amendment.

(k)      Not Applicable

(l)      Not Applicable

(m)      Rule 12b-1 Plan, to be filed by pre-effective amendment.

(n)      Not Applicable

(o)      Rule 18f-3 Plan, to be filed by pre-effective amendment.

(p)      (1)      The Registrant's  Code of Ethics, to be filed by pre-effective amendment.

         (2)      PPM   America,   Inc.'s  Code  of  Ethics,   to  be  filed  by
                  pre-effective amendment.

Item 24. Persons controlled by or under Common Control with Registrant.

                  Jackson  National   Separate  Account  -  I
                  Jackson  National Separate  Account III
                  Jackson  National  Separate  Account IV
                  Jackson National  Separate Account V
                  Jackson National Separate Account VI
                  JNLNY Separate Account I
                  JNLNY Separate Account II

Item 25. Indemnification.

                  Article VIII of the Registrant's Agreement and Declaration of Trust provides that each of its Trustees and Officers (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a "Covered Person") shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

                  The foregoing indemnification arrangements are subject to the provisions of Section 17(h) of the Investment Company Act of 1940.

                  Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons' activities as officers, trustees or employees of the
                  Registrant, and by separate agreement Jackson National Life Insurance Company has agreed to indemnify trustees of the Registrant who are not interested persons of the Registrant or its investment adviser.

Item 26. Business and Other Connections of Investment Adviser.

                  Incorporated herein by reference from the Prospectus and Statement of Additional Information relating to the Trust are the following: the description of the business of Jackson National Financial Services, LLC ("JNFSLLC") contained in the section entitled "Management of the Trust" of the Prospectus, and the biographical information pertaining to Messrs. Hopping, Bouchard, D'Annunzio, Meyer, Fritts and Nerud and Ms. Rhee and Ms. Engler, contained in the section entitled "Trustees and Officers of the Trust" and the description of JNFSLLC contained in the section entitled "Investment Adviser and Other Services" of the Statement of Additional Information.

                  Directors and Officers of JNFSLLC:

         Name                 Address                   Principal Occupation

         Andrew B. Hopping    5901 Executive Drive      President, Managing
                              Lansing, MI 48911         Board Member
                                                        (3/98 to Present)

         Mark D. Nerud        5901 Executive Drive      Chief Financial Officer,
                              Lansing, MI 48911         Managing Board Member
                                                        (3/98 to Present)

         Susan S. Rhee        5901 Executive Drive      Secretary
                              Lansing, MI 48911         (1/00 to Present)


                  PPM America, Inc., file no. 801-40783, the sub-adviser of the series of the Trust, is primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the sub-adviser and other required information.

Item 27. Principal Underwriters.

(a) Jackson National Life Distributors, Inc. acts as general distributor for the JNL Investors Series Trust. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account V and the JNLNY Separate Account I.

(b)      Directors and Officers of Jackson National Life Distributors, Inc.:

         Name and                           Positions and Offices
         Business Address                   with Underwriter

         Robert P. Saltzman                 Director
         5901 Executive Dr.
         Lansing, MI  48911

         Andrew B. Hopping                  Director, Vice President,
         5901 Executive Dr.                 Chief Financial Officer and
         Lansing, MI  48911                 Treasurer

         Michael A. Wells                   Director, President and
         401 Wilshire Blvd.                 Chief Executive Officer
         Suite 1200
         Santa Monica, CA 90401

         Mark D. Nerud                      Chief Operating Officer,
         225 West Wacker Drive              Vice President and Assistant
         Suite 1200                                  Treasurer
         Chicago, IL 60606

         Willard Barrett                    Senior Vice President -
         3500 S. Blvd., Ste. 18B            Divisional Director West
         Edmond, OK 73013

         Jay A. Elliott                     Senior Vice President -
         10710 Midlothian Turnpike          Division Director Northeast
         Suite 301
         Richmond, VA 23235

         Douglas K. Kinder                  Senior Vice President -
         1018 W. St. Maartens Dr.           Divisional Director Midwest
         St. Joseph, MO 64506

         Scott W. Richardson                Senior Vice President -
         900 Circle 75 Parkway              Divisional Director Southeast
         Suite 1750
         Atlanta, GA 30339

         Gregory B. Salsbury                Senior Vice President -
         401 Wilshire Blvd.                 Resource Development
         Suite 1200
         Santa Monica, CA 90401

         Christine A. Pierce-Tucker         Senior Vice President -
         401 Wilshire Boulevard             Marketing
         Suite 1200
         Santa Monica, CA 90401

         Steven R. Banis                    Senior Vice President -
         401 Wilshire Boulevard             Corporate Communications
         Suite 1200
         Santa Monica, CA 90401

         Sean P. Blowers                    Vice President - Thrift
         401 Wilshire Boulevard             Products
         Suite 1200
         Santa Monica, CA 90401

         Barry L. Bulakites                 Vice President - Sales/Deal
         401 Wilshire Blvd.                 Direct
         Suite 1200
         Santa Monica, CA 90401

         Stephanee Maxwell                  Vice President - Marketing
         401 Wilshire Blvd.                 Communications for Registered
         Suite 1200                         Products
         Santa Monica, CA 90401

         Bradley J. Powell                  Vice President - IMG
         210 Interstate North Parkway
         Suite 401
         Atlanta, GA 30339-2120

         Phil Wright                        Vice President - Marketing
         401 Wilshire Boulevard             Communications for Guaranteed
         Suite 1200                         Products
         Santa Monica, CA 90401

         Kristina Zimmerman                 Vice President - Advanced
         401 Wilshire Boulevard             Markets
         Suite 1200
         Santa Monica, CA 90401

(c)

               New Under-      Compensation
               writing         on
Name of        Discounts       Redemption
Principal      and             or Annuiti-        Brokerage
Underwriter    Commissions     zation             Commissions      Compensation

Jackson
National
Life           Not             Not                Not              Not
Distributors,  Applicable      Applicable         Applicable       Applicable
Inc.

Item 28. Location of Accounts and Records

                  Certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9),
                  (10), and (11) are in the physical possession of the Registrant at 5901 Executive Drive, Lansing, Michigan 48911; certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9),
                  (10),  and  (11)  are  in  the  physical   possession  of  the
                  Registrant at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606; all other books, accounts and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of Boston Safe Deposit and Trust Company, One Boston Place, Boston, MA 02108.

Item 29. Management Services.

                  Not Applicable.

Item 30. Undertakings.

                  (a)      Not Applicable.

                  (b)      Not Applicable.

                  (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 8th day of August, 2000.


                                    JNL INVESTORS SERIES TRUST


                                    By:/s/ Andrew B. Hopping
                                       Andrew B. Hopping
                                       Sole Trustee


         Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacity and on the date indicated.


/s/ Andrew B. Hopping                            Sole Trustee     August 8, 2000
--------------------------------------------                      --------------
Andrew B. Hopping

                                  EXHIBIT LIST


Exhibit
Number       Description

23. (a)      Agreement and Declaration of Trust, attached hereto as EX-99.23a.